SUBSEQUENT EVENT (Details Narrative) - USD ($)	Mar. 23, 2026	Mar. 15, 2026	Sep. 12, 2025	Apr. 22, 2026	Sep. 30, 2025
Subsequent Event [Line Items]
Principal amount		$ 839			$ 87,720
Interest percentage		22.00%	12.00%
Fixed payments			$ 87,046
Periodic payment		$ 43,523
Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Principal amount			77,720
Cash proceeds			$ 67,000
Convertible Promissory Note [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Warrants exercise price				$ 0.01
Subsequent Event [Member]
Subsequent Event [Line Items]
Restricted shares	25,000,000
Shares of common stock				3,551,136
Subsequent Event [Member] | Lender [Member]
Subsequent Event [Line Items]
Principal amount				$ 71,022.72